American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Variable Portfolios, Inc.
     1933 Act File No. 33-14567
     1940 Act File No. 811-5188

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 23 filed April 27, 1998 to the issuer's Registration Statement on Form N-1A, the text of which has been filed electronically.

     Any questions or concerns regarding this filing should be directed to the undersigned at (816) 340-7480.

Very Truly Yours,

/s/Janet A. Nash
Janet A. Nash
Corporate Counsel